                                   FORM 13F

                               -----------------

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities And Exchange Commission
                            Washington, D.C. 20524

             Report of the Calendar Quarter Ending March 31, 2007

                       If amended report check here: __

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694

Business Address:

  45 Milk Street      Boston       MA        02109
-------------------  ---------  ---------  ---------
      Street           City       State       Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President   (617) 338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute
            Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C.
            78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May 2007.

                                         Appleton Partners, Inc.
                                         --------------------------------------
                                         (Name of Institutional Investment Mgr.)

                                         /s/ Douglas C. Chamberlain
                                         --------------------------------------
                                         By: Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 112
Form 13F Information Table Value Total: 239,874,199 (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.     Form 13F file number       Name

Appleton Partners, Inc.
13F SEC APPRAISAL

31-Mar-07

                                                                                  Investment Discretion Voting Authority
                                                                                  --------------------- ----------------
                                                                                  Sole   Shared  Other  Sole Shared None
Security                            Security Type   Cusip   Market Value Quantity (A)     (B)     (C)   (A)   (B)   (C)
----------------------------------  ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
3M CO COM                           COMMON STOCK  88579Y101    585225       7657   X                     X
ABBOTT LABS COM                     COMMON STOCK  002824100    333405       5975   X                     X
ADOBE SYS INC COM                   COMMON STOCK  00724F101   1646316      39480   X                     X
AGRIUM INC COM                      COMMON STOCK  008916108   2703223      70525   X                     X
AMERICAN ELEC PWR INC COM           COMMON STOCK  025537101    227955       4676   X                     X
AMERICAN EXPRESS CO COM             COMMON STOCK  025816109   3652126      64754   X                     X
AMETEK INC NEW COM                  COMMON STOCK  031100100   1909578      55286   X                     X
AMGEN INC COM                       COMMON STOCK  031162100   1886509      33760   X                     X
AMPHENOL CORP NEW CL A              COMMON STOCK  032095101   2492725      38605   X                     X
APACHE CORP COM                     COMMON STOCK  037411105    314615       4450   X                     X
APPLE, INC.                         COMMON STOCK  037833100   3598869      38735   X                     X
APPLETON EQUITY GROWTH FUND         MUTUAL FUNDS  038042107   3010838     388495   X                     X
ARCHER DANIELS MIDLAND COM          COMMON STOCK  039483102   2974718      81055   X                     X
AT&T INC COM                        COMMON STOCK  00206R102   4691697     118988   X                     X
ATLAS CONS MNG&DEV CP CL B          COMMON STOCK  049249303      3827      76533   X                     X
BAKER HUGHES INC COM                COMMON STOCK  057224107   5896019      89158   X                     X
BANK N S HALIFAX COM                COMMON STOCK  064149107    424120       9198   X                     X
BANK OF AMERICA CORP COM            COMMON STOCK  060505104   8557840     167735   X                     X
BECTON DICKINSON & CO COM           COMMON STOCK  075887109    345236       4490   X                     X
BOEING CO COM                       COMMON STOCK  097023105    204493       2300   X                     X
BP PLC SPONSORED ADR                COMMON STOCK  055622104   1032892      15952   X                     X
BRISTOL MYERS SQUIBB COM            COMMON STOCK  110122108    386974      13940   X                     X
BROADCOM CORP CL A                  COMMON STOCK  111320107   1595258      49743   X                     X
BURLINGTON NRTHN SANTA COM          COMMON STOCK  12189T104    485556       6037   X                     X
CARLISLE COS INC COM                COMMON STOCK  142339100    437886      10200   X                     X

                                                                                  Investment Discretion Voting Authority
                                                                                  --------------------- ----------------
                                                                                  Sole   Shared  Other  Sole Shared None
Security                            Security Type   Cusip   Market Value Quantity (A)     (B)     (C)   (A)   (B)   (C)
----------------------------------- ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
CATERPILLAR INC DEL COM             COMMON STOCK  149123101    5415019     80785   X                     X
CHEVRONTEXACO CORP COM              COMMON STOCK  166764100     724216      9792   X                     X
CISCO SYS INC COM                   COMMON STOCK  17275R102    2862117    112108   X                     X
CITIGROUP INC COM                   COMMON STOCK  172967101    4153457     80901   X                     X
COCA COLA CO COM                    COMMON STOCK  191216100    1015920     21165   X                     X
COLGATE PALMOLIVE CO COM            COMMON STOCK  194162103     747981     11199   X                     X
DISNEY WALT CO COM DISNEY           COMMON STOCK  254687106    6496700    188693   X                     X
DU PONT E I DE NEMOURS COM          COMMON STOCK  263534109     412740      8350   X                     X
DUKE ENERGY CORP NEW                COMMON STOCK  26441C105     330747     16301   X                     X
E M C CORP MASS COM                 COMMON STOCK  268648102     424156     30625   X                     X
ECOLAB INC COM                      COMMON STOCK  278865100    6142765    142855   X                     X
ENERGAS RES INC COM                 COMMON STOCK  29265E108        720     20000   X                     X
EXXON MOBIL CORP COM                COMMON STOCK  30231G102   13871615    183852   X                     X
FEDERATED EQUITY FDS KAUFMANN CL A  MUTUAL FUNDS  314172677     294029     50090   X                     X
FEDERATED EQUITY FDS MKT OPPOR FD A MUTUAL FUNDS  314172743     755265     59752   X                     X
FEDERATED INVS INC PA CL B          COMMON STOCK  314211103     414936     11300   X                     X
FEDERATED STK TR SH BEN INT         MUTUAL FUNDS  313900102     666989     21121   X                     X
FRANKLIN RES INC COM                COMMON STOCK  354613101     262805      2175   X                     X
FREEPORT-MCMORAN COP&G CL B         COMMON STOCK  35671D857    2318305     35025   X                     X
GARMIN LTD ORD                      COMMON STOCK  G37260109    3121206     57640   X                     X
GENERAL ELEC CO COM                 COMMON STOCK  369604103    9173798    259440   X                     X
GILEAD SCIENCES INC COM             COMMON STOCK  375558103     402412      5250   X                     X
HERSHEY FOODS CORP COM              COMMON STOCK  427866108     805142     14730   X                     X
HOME DEPOT INC COM                  COMMON STOCK  437076102     306779      8350   X                     X
HONEYWELL INTL INC COM              COMMON STOCK  438516106    1230493     26715   X                     X
ILLINOIS TOOL WKS INC COM           COMMON STOCK  452308109     288960      5600   X                     X
INGERSOLL-RAND COMPANY CL A         COMMON STOCK  G4776G101    2088265     48150   X                     X
INTEL CORP COM                      COMMON STOCK  458140100    2398041    125355   X                     X
INTERNATIONAL BUS MACH COM          COMMON STOCK  459200101    3030365     32149   X                     X
ISHARES TR GS NAT RES IDX           COMMON STOCK  464287374     431066      4105   X                     X
ISHARES TR NASDQ BIO INDX           COMMON STOCK  464287556    1026819     13550   X                     X
J P MORGAN CHASE & CO COM           COMMON STOCK  46625H100     463238      9575   X                     X
JABIL CIRCUIT INC COM               COMMON STOCK  466313103     856400     40000   X                     X
JOHNSON & JOHNSON COM               COMMON STOCK  478160104    6112413    101434   X                     X
JONES LANG LASALLE INC COM          COMMON STOCK  48020Q107    6923671     66395   X                     X
KELLOGG CO COM                      COMMON STOCK  487836108    1620405     31507   X                     X
LABORATORY AMER HLDGS COM NEW       COMMON STOCK  50540R409    1494725     20580   X                     X

                                                                                  Investment Discretion Voting Authority
                                                                                  --------------------- ----------------
                                                                                  Sole   Shared  Other  Sole Shared None
Security                            Security Type   Cusip   Market Value Quantity (A)     (B)     (C)   (A)   (B)   (C)
----------------------------------  ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
LOWES COS INC COM                   COMMON STOCK  548661107    204685       6500   X                     X
MEDTRONIC INC COM                   COMMON STOCK  585055106    520870      10617   X                     X
MERRILL LYNCH & CO INC COM          COMMON STOCK  590188108   4420634      54128   X                     X
METLIFE INC COM                     COMMON STOCK  59156R108   7002703     110890   X                     X
MFS SER TR I NEW DISCV CL A         MUTUAL FUNDS  552983553    520767      25793   X                     X
MFS SER TR V INTL NEW DIS A         MUTUAL FUNDS  552981888    418279      14610   X                     X
MICROSOFT CORP COM                  COMMON STOCK  594918104   4091400     146803   X                     X
MILLIPORE CORP COM                  COMMON STOCK  601073109   2706754      37350   X                     X
MORGAN STANLEY COM NEW              COMMON STOCK  617446448    361430       4589   X                     X
NOKIA CORP SPONSORED ADR            COMMON STOCK  654902204   2768117     120773   X                     X
NORDSTROM INC COM                   COMMON STOCK  655664100    467195       8825   X                     X
NORTH STAR DIAMONDS COM             COMMON STOCK  662566108       350     100000   X                     X
NORTHERN TR CORP COM                COMMON STOCK  665859104    350616       5830   X                     X
NOVARTIS A G SPONSORED ADR          COMMON STOCK  66987V109   2997002      54860   X                     X
OMNICOM GROUP INC COM               COMMON STOCK  681919106   2715118      26520   X                     X
ORACLE CORP COM                     COMMON STOCK  68389X105    473465      26115   X                     X
PEOPLES S&P MIDCAP IDX COM          MUTUAL FUNDS  712223106    299034       9674   X                     X
PEPSICO INC COM                     COMMON STOCK  713448108   5992882      94287   X                     X
PFIZER INC COM                      COMMON STOCK  717081103   1418475      56155   X                     X
PPG INDS INC COM                    COMMON STOCK  693506107    226258       3218   X                     X
PRAXAIR INC COM                     COMMON STOCK  74005P104   6216733      98741   X                     X
PRECISION CASTPARTS CP COM          COMMON STOCK  740189105   2886867      27745   X                     X
PROCTER & GAMBLE CO COM             COMMON STOCK  742718109   8592223     136039   X                     X
ROYAL DUTCH SHELL PLC SPON ADR B    COMMON STOCK  780259107    277830       4171   X                     X
ROYAL DUTCH SHELL PLC SPONS ADR A   COMMON STOCK  780259206    419149       6322   X                     X
SATYAM COMP SRVCS LTD ADR           COMMON STOCK  804098101   3625394     159709   X                     X
SCHEIN HENRY INC COM                COMMON STOCK  806407102   4693169      85052   X                     X
SCHLUMBERGER LTD COM                COMMON STOCK  806857108   4113177      59525   X                     X
SCOTTS MIRACLE GRO CO               COMMON STOCK  810186106   2194851      49849   X                     X
SMITH INTL INC COM                  COMMON STOCK  832110100    988629      20575   X                     X
STANLEY WKS COM                     COMMON STOCK  854616109    293408       5300   X                     X
STARWOOD HOTELS&RESORT COM          COMMON STOCK  85590A401   1894268      29210   X                     X
STATE STR CORP COM                  COMMON STOCK  857477103   1052705      16258   X                     X
STRYKER CORP COM                    COMMON STOCK  863667101   1673254      25230   X                     X
TARGET CORP COM                     COMMON STOCK  87612E106   1467870      24770   X                     X
TEMPLETON INCOME TR GLB BD ADVSOR   MUTUAL FUNDS  880208400    214151      19310   X                     X
TRIBUNE CO NEW COM                  COMMON STOCK  896047107    748356      23306   X                     X

                                                                                  Investment Discretion Voting Authority
                                                                                  --------------------- ----------------
                                                                                  Sole   Shared  Other  Sole Shared None
Security                            Security Type   Cusip   Market Value Quantity (A)     (B)     (C)   (A)   (B)   (C)
----------------------------------  ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
UBS AG NAMEN AKT                    COMMON STOCK  H89231338    1289631     21700   X                     X
UNITED TECHNOLOGIES CP COM          COMMON STOCK  913017109    1446250     22250   X                     X
UNITEDHEALTH GROUP INC COM          COMMON STOCK  91324P102    2214358     41804   X                     X
VALERO ENERGY CORP NEW COM          COMMON STOCK  91913Y100     677145     10500   X                     X
VCA ANTECH INC COM                  COMMON STOCK  918194101    6529627    179830   X                     X
VERIZON COMMUNICATIONS COM          COMMON STOCK  92343V104    1829716     48252   X                     X
WACHOVIA CORP 2ND NEW COM           COMMON STOCK  929903102     398342      7236   X                     X
WAL MART STORES INC COM             COMMON STOCK  931142103     246206      5244   X                     X
WALGREEN CO COM                     COMMON STOCK  931422109     454311      9900   X                     X
WEATHERFORD INTL LTD COM            COMMON STOCK  G95089101     308935      6850   X                     X
WELLS FARGO & CO NEW COM            COMMON STOCK  949746101    5060384    146976   X                     X
WYETH COM                           COMMON STOCK  983024100     283520      5667   X                     X
ZIMMER HLDGS INC COM                COMMON STOCK  98956P102    1345122     15749   X                     X
                                                             ---------
TOTAL PORTFOLIO                                              239874199
                                                             =========